Cover	Sep. 06, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported by Synthetic Biologics, Inc. the ("Company") in a Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission (the "SEC") on March 11, 2022 (the "Initial Form 8-K"), the Company closed on March 10, 2022 the previously announced acquisiton (the "Acquisition") of all of the outstanding shares of VCN Biosciences, S.L., a corporation organized under the laws of Spain ("VCN"). On May 6, 2022, the Company filed Amendment No. 1 to the Initial From 8-K to provide the audited financial statements of VCN as of and for the fiscal year ended December 31, 2021 and unaudited pro forma condensed combined financial statements of the Company reflecting the Acquisiton of VCN as of and for the year ended December 31, 2021. This Amendment No. 2 is being filed to include unaudited pro forma condensed combined financial statements of the Company reflecting the Acquisition of VCN as of and for the six months ended June 30, 2022.
Document Period End Date	Sep. 06, 2022
Entity File Number	001-12584
Entity Registrant Name	SYNTHETIC BIOLOGICS, INC.
Entity Central Index Key	0000894158
Entity Tax Identification Number	13-3808303
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9605 Medical Center Drive
Entity Address, Address Line Two	Suite 270
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	417-4364
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SYN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false